Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents	$ 461,000	$ 149,000
Accounts receivable, net	264,000	369,000
Inventories	558,000	753,000
Other Current Assets	807,000	670,000
Assets, Current	2,090,000	1,941,000
Note receivable	3,207,000	0
Investment	2,100,000	2,100,000
Property and Equipment, Net	0	2,000
Intangible Assets, Net	2,608,000	2,301,000
Goodwill	1,385,000	1,385,000
Other Assets	443,000	677,000
Total Assets	11,833,000	8,406,000
Accounts Payable	1,976,000	4,113,000
Accrued Liabilities	958,000	475,000
Accrued Payroll and Employee Compensation	293,000	340,000
Deferred Revenue	657,000	1,069,000
Secured Debt, Current	1,121,000	0
Debt, Related Party	304,000	0
Line of credit	406,000	491,000
Other Current Liabilities	90,000	158,000
Liabilities, Current	5,805,000	6,646,000
Deferred Revenue, long-term	301,000	485,000
Unsecured Long-term Debt, Noncurrent	672,000	0
Other Non-current Liabilities	46,000	35,000
Total Liabilities	6,824,000	7,166,000
Commitments and Contingencies (Note 14)
Preferred shares, no par value, unlimited shares authorized, 9,355,778 and 8,443,778 shares issued and outstanding at December 31, 2020 and December 31, 2019, respectively	11,769,000	8,444,000
Common shares, no par value; 7,867,186 and 3,850,105 shares issued and outstanding as of December 31, 2020 and 2019, respectively	192,406,000	186,161,000
Accumulated Other Comprehensive Loss	(1,791,000)	(1,769,000)
Accumulated Deficit	(197,375,000)	(191,596,000)
Total shareholders' equity	5,009,000	1,240,000
Total liabilities and shareholders' equity	$ 11,833,000	$ 8,406,000